EARNINGS PER SHARE - 10-K - Additional Information (Details)	Mar. 31, 2024	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Apr. 01, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			152,399,733		128,723,386	128,723,386
Stock split number of shares issued (in shares)		20,000
Subsequent changes to number of common shares	6,436.1693	33.33
Common stock, shares authorized (in shares)			1,250,000,000	1,250,000,000	64,361,693,000	64,361,693,000
PGI
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		600